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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08748

Wanger Advisors Trust
(Exact name of registrant as specified in charter)

227 W. Monroe Street, Suite 3000, Chicago, IL		60606
(Address of principal executive offices)		(Zip code)

Mary C. Moynihan

Perkins Coie LLP

700 13th Street, NW

Suite 600

Washington, DC 20005

Paul B. Goucher, Esq.

Columbia Management Investment Advisers, LLC

100 Park Avenue

New York, New York 10017

P. Zachary Egan

Columbia Acorn Trust

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:		312-634-9200

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments.

Wanger International Report

Wanger International	Statement of Investments (Unaudited), March 31, 2016

Number of Shares		Value
	Equities — 97.4%
	Asia — 43.0%
	Japan — 22.7%
105,500	Seria 100 Yen Discount Stores	$6,372,189
113,400	FamilyMart Convenience Store Operator	5,889,481
381,200	Aeon Mall Suburban Shopping Mall Developer, Owner & Operator	5,639,925
288,171	Doshisha Consumer Goods Wholesaler	5,302,361
151,700	Glory Currency Handling Systems & Related Equipment	5,152,428
214,600	Bandai Namco Branded Toys & Related Content	4,677,940
324,200	Ushio Industrial Light Sources	4,303,856
104,220	Milbon Hair Products for Salons	4,218,057
982,600	Seven Bank ATM Processing Services	4,193,810
437,500	iStyle Cosmetics Review Portal & Retailer	3,887,184
161,200	Aeon Financial Service Diversified Consumer-related Finance Company in Japan	3,795,018
230,000	Daiseki Waste Disposal & Recycling	3,759,816
45,100	Hikari Tsushin Office IT/Mobiles/Insurance Distribution	3,432,093
84,800	Yonex (a) Branded Sporting Goods Manufacturer	3,358,895
165,400	OSG Consumable Cutting Tools	3,084,800
56,000	Otsuka One-stop IT Services & Office Supplies Provider	2,954,068
515	Kenedix Office Investment Tokyo Mid-size Office REIT	2,952,240
92,500	Nakanishi Dental Tools & Machinery	2,936,798
267,000	Sega Sammy Holdings Gaming Software/Hardware & Leisure Facilities	2,909,014
2,990	LaSalle Logiport REIT (b) Logistics REIT in Japan	2,887,849
48,840	Ariake Japan Commercial Soup & Sauce Extracts	2,861,626
25,150	Hirose Electric Electrical Connectors	2,771,760
386,000	NOF Specialty Chemicals, Life Science & Rocket Fuels	2,734,049
58,000	Asahi Intecc Medical Guidewires for Surgery	2,713,859
69,300	JIN Eyeglasses Retailer	2,706,126
31,900	Disco Semiconductor Dicing & Grinding Equipment	2,699,089
139,300	NGK Spark Plug Automobile Parts	2,667,490
49,600	OBIC Computer Software	2,622,041
452,000	Dowa Holdings Environmental/Recycling, Nonferrous Metals, Electric Material & Metal Processing	2,514,665
68,800	Japan Airport Terminal Airport Terminal Operator at Haneda	2,441,805
180,600	Kintetsu World Express Airfreight Logistics	2,398,734
129,600	Icom Two Way Radio Communication Equipment	2,368,181
111,400	Aica Kogyo Laminated Sheets, Building Materials & Chemical Adhesives	2,337,101
77,000	MonotaRO Online Maintenance, Repair & Operations Goods Distributor in Japan	2,288,869
244,000	Yamaguchi Financial Group Regional Bank in Yamaguchi, Fukuoka & Hiroshima	2,215,299
90,192	Capcom Packaged, Online & Mobile Games	2,197,330
219,900	Relia Call Center Operator	2,033,923
432	Industrial & Infrastructure Fund Industrial REIT in Japan	2,006,098
122,600	Santen Pharmaceutical Specialty Pharma (Ophthalmic Medicine)	1,842,737
11,500	Hoshizaki Electric Commercial Kitchen Equipment	959,223
		129,087,827
	Hong Kong — 3.5%
4,450,000	Vitasoy International Hong Kong Soy Food Brand	8,310,179
6,190,000	Value Partners Mutual Fund Management	6,499,823
1,600,000	Samsonite International Mass Market Luggage & Travel Accessories	5,359,295
		20,169,297
	China — 3.4%
15,500,000	Sihuan Pharmaceuticals Holdings Group Chinese Generic Drug Manufacturer	4,435,793
22,052,000	Jiangnan Group Leading Cable & Wire Manufacturer	3,896,299
118,449	51job - ADR (a) (b) Integrated Human Resource Services	3,674,288
1,725,000	TravelSky Technology Chinese Air Travel Transaction Processor	2,828,026
6,765,000	AMVIG Holdings Chinese Tobacco Packaging Material Supplier	2,825,035

Number of Shares		Value
	China — 3.4% (cont)
4,536,000	NewOcean Energy Southern China Liquefied Petroleum Gas Distributor	$1,632,502
		19,291,943
	Taiwan — 3.1%
395,000	Silergy Chinese Provider of Analog & Mixed Digital Integrated Circuits	5,392,741
160,000	St. Shine Optical Disposable Contact Lens Original Equipment Manufacturer	3,262,394
282,000	Ginko International Contact Lens Maker in China	2,812,828
175,803	Voltronic Power Uninterruptible Power Supply Products & Solar Inverters	2,766,859
302,349	Advantech Industrial PC & Components	2,221,820
815,000	Vanguard International Semiconductor Semiconductor Foundry	1,273,266
		17,729,908
	Korea — 2.8%
145,013	Koh Young Technology Inspection Systems for Printed Circuit Boards	5,179,091
10,570	KCC Paint & Housing Material Manufacturer	3,843,088
19,359	CJ Corp Holding Company of Korean Consumer Conglomerate	3,309,989
84,731	Korea Investment Holdings Brokerage & Asset Management	3,259,243
2,414	Nongshim Holdings Holding Company of Food Conglomerate	320,019
3,131	LF Corp Apparel Design & Retail	70,907
		15,982,337
	India — 2.5%
455,821	Amara Raja Indian Maker of Auto & Industrial Batteries, mostly for the Replacement Market	6,040,772
842,104	Zee Entertainment Enterprises Indian Programmer of Pay Television Content	4,919,122
158,970	United Breweries Indian Brewer	1,985,553
278,615	TVS Motor Indian Maker of Scooters, Mopeds, Motorcycles & Three-wheelers	1,358,223
		14,303,670
	Singapore — 2.2%
5,738,173	Mapletree Commercial Trust Retail & Office Property Landlord	6,008,331
6,527,300	SIIC Environment (b) Waste Water Treatment Operator	3,314,233
8,400,000	China Everbright Water (b) Waste Water Treatment Operator	3,086,976
		12,409,540
	Philippines — 1.1%
52,959,300	Melco Crown (Philippines) Resorts (b) Integrated Resort Operator in Manila	2,909,317
2,504,000	Puregold Price Club Supermarket Operator in the Philippines	1,979,489
812,000	Robinsons Retail Holdings Multi-format Retailer in the Philippines	1,305,496
		6,194,302
	Cambodia — 1.0%
9,000,000	Nagacorp Casino & Entertainment Complex in Cambodia	5,767,328

	Indonesia — 0.7%
10,747,700	Link Net (b) Fixed Broadband & CATV Service Provider	3,326,293
4,859,200	MNC Sky Vision (b) Satellite Pay TV Operator in Indonesia	406,766
		3,733,059
	Total Asia	244,669,211
	Europe — 42.4%
	United Kingdom — 13.0%
163,577	Rightmove Internet Real Estate Listings	9,893,211
1,305,884	Polypipe Manufacturer of Plastic Piping & Fittings	5,986,835
107,887	Spirax Sarco Steam Systems for Manufacturing & Process Industries	5,640,275
1,196,100	Regus Rental of Office Space in Full Service Business Center	5,440,582
196,975	WH Smith Newsprint, Books & General Stationery Retailer	5,143,216
382,381	Halma Health & Safety Sensor Technology	5,005,907
340,615	Shaftesbury London Prime Retail REIT	4,456,685
263,930	Domino’s Pizza UK & Ireland Pizza Delivery in the UK, Ireland & Switzerland	3,821,018

Number of Shares		Value
	United Kingdom — 13.0% (cont)
1,365,000	Rentokil Initial Pest Control, Washroom & Workwear Service Provider	$3,466,129
776,230	Ocado (b) Online Grocery Retailer	3,234,208
518,663	DS Smith Packaging	3,039,312
69,000	Croda International Oleochemicals & Industrial Chemicals	3,011,685
529,121	Halfords UK Retailer of Leisure Goods & Auto Parts	3,010,160
343,954	Abcam Online Sales of Antibodies	2,914,622
258,000	Big Yellow UK Self Storage	2,869,928
3,705,811	Assura UK Primary Health Care Property Developer	2,826,231
1,210,014	Connect Group Newspaper & Magazine Distributor	2,763,232
262,952	PureCircle (b) Natural Sweeteners	1,432,293
		73,955,529
	Germany — 6.7%
139,432	Aurelius European Turnaround Investor	8,488,291
215,734	Wirecard (a) Online Payment Processing & Risk Management	8,174,606
59,445	MTU Aero Engines Airplane Engine Components & Services	5,701,583
92,648	NORMA Group Clamps for Automotive & Industrial Applications	5,190,031
54,700	Fielmann Retail Optician Chain	4,151,616
134,647	Elringklinger Automobile Components	3,690,178
5,502	Rational Commercial Ovens	2,940,662
		38,336,967
	Sweden — 6.4%
428,742	Trelleborg Manufacturer of Sealing, Dampening & Protective Solutions for Industry	8,481,627
683,252	Unibet European Online Gaming Operator	7,755,572
329,031	Recipharm (a) Contract Development Manufacturing Organization	6,160,529
305,143	Sweco Engineering Consultants	5,014,144
186,076	Mekonomen Nordic Integrated Wholesaler/Retailer of Automotive Parts & Service	4,607,061
76,543	Millicom International Cellular Telecoms Operator in Latin America & Africa	4,183,430
		36,202,363
	Spain — 3.0%
1,121,934	Distribuidora Internacional de Alimentación Discount Retailer in Spain & Latin America	5,829,177
984,582	Prosegur Security Guards	5,545,761
53,000	Viscofan Sausage Casings Maker	3,175,252
83,000	Bolsas y Mercados Españoles Spanish Stock Markets	2,677,535
		17,227,725
	Netherlands — 2.7%
181,144	Aalberts Industries Flow Control & Heat Treatment	6,284,712
69,923	Gemalto (a) Digital Security Solutions	5,169,362
193,387	Brunel Temporary Specialist & Energy Staffing	4,072,118
		15,526,192
	Denmark — 2.5%
173,983	SimCorp Software for Investment Managers	8,028,963
63,036	William Demant Holding (b) Manufacture & Distribution of Hearing Aids & Diagnostic Equipment	6,338,735
		14,367,698
	Finland — 2.1%
337,263	Tikkurila Decorative & Industrial Paint in Scandinavia, Central & Eastern Europe	6,124,993
124,900	Konecranes Manufacture & Service of Industrial Cranes & Port Handling Equipment	2,981,755
651,561	Sponda Office, Retail & Logistics Properties	2,743,221
		11,849,969
	France — 1.9%
342,247	Elior Group (a) Contract Caterer & Travel Concessionary	7,504,563

Number of Shares		Value
	France — 1.9% (cont)
8,328	Eurofins Scientific Food, Pharmaceuticals & Materials Screening & Testing	$3,054,727
		10,559,290
	Switzerland — 1.1%
10,581	Inficon Gas Detection Instruments	3,493,804
26,700	Panalpina Welttransport Air & Sea Freight Forwarding	2,982,248
		6,476,052
	Norway — 1.1%
633,264	Atea Nordic IT Hardware/Software Reseller & Integrator	6,045,881
	Italy — 1.0%
59,000	Industria Macchine Automatiche Food & Drugs Packaging & Machinery	3,460,865
728,462	Hera Northern Italian Utility	2,176,735
4,423	Brembo Original Equipment, Racing & Aftermarket Brakes for the Automotive Industry	228,747
		5,866,347
	Belgium — 0.6%
62,000	Melexis Analog & Custom IC Designer	3,372,280
	Kazakhstan — 0.3%
432,778	Halyk Savings Bank of Kazakhstan - GDR Retail Bank & Insurer in Kazakhstan	1,817,668
	Total Europe	241,603,961
	Other Countries — 10.4%
	Canada — 5.1%
63,945	CCL Industries Global Label Converter	12,136,625
227,096	Ag Growth Manufacturer of Augers & Grain Handling Equipment	6,074,545
134,811	Vermilion Energy (a) Canadian Exploration & Production Company	3,945,460
268,267	CAE Flight Simulator Equipment & Training Centers	3,102,499
159,000	PrairieSky Royalty (a) Canadian Owner of Oil & Gas Mineral Interests	3,016,562
18,093	Boardwalk Real Estate Investment Trust Canadian Residential REIT	721,491
		28,997,182
	Australia — 2.8%
150,840	Domino’s Pizza Enterprises Domino’s Pizza Operator in Australia & New Zealand	6,639,301
5,468,897	Spotless Facility Management & Catering Company	5,295,567
572,000	Estia Health Residential Aged Care Operator	2,515,841
249,211	Challenger Financial Annuity Provider in Australia	1,599,263
		16,049,972
	United States — 1.1%
131,959	Bladex Latin American Trade Financing House	3,196,047
93,000	Cepheid (b) Molecular Diagnostics	3,102,480
		6,298,527
	South Africa — 0.9%
744,595	Coronation Fund Managers South African Fund Manager	3,701,856
129,112	Famous Brands Quick Service Restaurant & Cafe Franchise System in Africa	1,022,314
		4,724,170
	Egypt — 0.5%
671,277	Commercial International Bank of Egypt Leading Private Universal Bank in Egypt	2,901,324
	Total Other Countries	58,971,175
	Latin America — 1.6%
	Mexico — 1.0%
36,000	Grupo Aeroportuario del Sureste - ADR Mexican Airport Operator	5,406,120
	Guatemala — 0.5%
293,379	Tahoe Resources Silver & Gold Projects in Guatemala, Canada & Peru	2,941,131
	Uruguay — 0.1%
230,870	Union Agriculture Group (b) (c) (d) Farmland Operator in Uruguay	824,206

Number of Shares		Value

	Total Latin America	$9,171,457
Total Equities (Cost: $470,443,646) — 97.4%		554,415,804	(e)

Short-Term Investments — 1.6%

9,284,716	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.25%)	9,284,716

Total Short-Term Investments (Cost: $9,284,716) — 1.6%		9,284,716

Securities Lending Collateral — 3.9%

22,125,805	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.20%) (f)	22,125,805

Total Securities Lending Collateral (Cost: $22,125,805) — 3.9%		22,125,805

Total Investments (Cost: $501,854,167)(g) — 102.9%		585,826,325	(h)
Obligation to Return Collateral for Securities Loaned — (3.9)%		(22,125,805)

Cash and Other Assets Less Liabilities — 1.0%		5,466,012

Net Assets — 100.0%		$569,166,532

ADR                                                                American Depositary Receipts

GDR                                                                Global Depositary Receipts

REIT                                                             Real Estate Investment Trust

> Notes to Statement of Investments

(a)                                 All or a portion of this security was on loan at March 31, 2016. The total market value of securities on loan at March 31, 2016 was $21,185,321.

(b)                                 Non-income producing security.

(c)                                  Illiquid security.

(d)                                 Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. This security is valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees.  At March 31, 2016, the market value of this security amounted to $824,206, which represented 0.14% of total net assets. Additional information on this security is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10 - 6/27/12	230,870	$2,649,999	$824,206

(e)                                  On March 31, 2016, the Fund’s total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$129,087,827	22.7
Euro	102,738,771	18.1
British Pound	73,955,529	13.0
Hong Kong Dollar	41,554,280	7.3
Swedish Krona	36,202,363	6.4
Canadian Dollar	31,938,314	5.6
Other currencies less than 5% of total net assets	138,938,720	24.3
Total Equities	$554,415,804	97.4

(f)                                   Investment made with cash collateral received from securities lending activity.

(g)                                  At March 31, 2016, for federal income tax purposes, the cost of investments was approximately $501,854,167 and net unrealized appreciation was $83,972,158 consisting of gross unrealized appreciation of $113,687,748 and gross unrealized depreciation of $29,715,590.

(h)                                 Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2015.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2016, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$3,674,288	$240,994,923	$—	$244,669,211
Europe	—	241,603,961	—	241,603,961
Other Countries	35,295,709	23,675,466	—	58,971,175
Latin America	8,347,251	—	824,206	9,171,457
Total Equities	47,317,248	506,274,350	824,206	554,415,804
Total Short-Term Investments	9,284,716	—	—	9,284,716
Total Securities Lending Collateral	22,125,805	—	—	22,125,805
Total Investments	$78,727,769	$506,274,350	$824,206	$585,826,325

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

Financial assets were transferred from Level 3 to Level 2 as trading resumed during the period. As a result, as of period end, the Committee determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$2,776,146	$—	$—	$2,776,146

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Certain securities classified as Level 3 are fair valued by the Committee using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

Portfolio Diversification (Unaudited)

At March 31, 2016, the Fund’s portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets

> Industrial Goods & Services
Machinery	$38,978,389	6.8
Industrial Materials & Specialty Chemicals	33,047,756	5.8
Other Industrial Services	26,013,750	4.6
Outsourcing Services	23,820,157	4.2
Conglomerates	18,403,011	3.2
Electrical Components	10,971,915	1.9
Water	6,401,208	1.1
Construction	5,986,835	1.1
Industrial Distribution	2,288,869	0.4
	165,911,890	29.1

> Consumer Goods & Services
Retail	43,963,789	7.7
Casinos & Gaming	19,341,231	3.4
Restaurants	18,987,196	3.3
Food & Beverage	17,764,903	3.1
Nondurables	16,354,682	2.9
Consumer Goods Distribution	15,649,301	2.8
Leisure Products	13,396,129	2.4
Other Durable Goods	10,295,232	1.8
Apparel	70,907	0.0	*
	155,823,370	27.4
> Information
Internet Related	13,567,499	2.4
Business Software	13,479,031	2.4
Semiconductors & Related Equipment	12,737,375	2.2
Instrumentation	10,184,999	1.8
Computer Hardware & Related Equipment	10,158,040	1.8
Computer Services	8,999,949	1.6
Financial Processors	8,174,606	1.4
Entertainment Programming	4,919,122	0.9
Telephone & Data Services	4,183,430	0.7
Cable TV	3,326,293	0.6
Mobile Communications	2,368,182	0.4
Consumer Software	2,197,330	0.4
Business Information & Marketing Services	2,033,923	0.3
Satellite Broadcasting & Services	406,766	0.1
	96,736,545	17.0

> Other Industries
Real Estate	28,655,314	5.0
Transportation	10,887,237	1.9
Regulated Utilities	2,176,735	0.4
	41,719,286	7.3

> Finance
Banks	18,119,166	3.2
Brokerage & Money Management	10,201,679	1.8
Diversified Financial Companies	7,715,928	1.3
Financial Processors	2,677,535	0.5
Insurance	1,599,263	0.3
	40,313,571	7.1

> Health Care
Pharmaceuticals	12,439,058	2.2
Medical Supplies	12,092,325	2.1
Medical Equipment & Devices	11,989,392	2.1
Health Care Services	2,515,841	0.5
	39,036,616	6.9

> Energy & Minerals
Oil & Gas Producers	6,962,022	1.2
Mining	2,941,131	0.5
Non-Ferrous Metals	2,514,665	0.4
Oil Refining, Marketing & Distribution	1,632,502	0.3
Agricultural Commodities	824,206	0.2
	14,874,526	2.6

Total Equities:	554,415,804	97.4
Short-Term Investments:	9,284,716	1.6
Securities Lending Collateral:	22,125,805	3.9
Total Investments:	585,826,325	102.9

Obligation to Return Collateral
for Securities Loaned:	(22,125,805)	(3.9)
Cash and Other Assets
Less Liabilities:	5,466,012	1.0

Net Assets:	$569,166,532	100.0

* Rounds to zero.

Wanger International Select Report

Wanger International Select	Statement of Investments (Unaudited), March 31, 2016

Number of Shares		Value
	Equities — 91.8%
	Europe — 45.1%
	United Kingdom — 11.2%
7,000	Rightmove Internet Real Estate Listings	$423,363
5,000	Next Clothes & Home Retailer in the UK	387,787
21,820	Smith & Nephew Medical Equipment & Supplies	359,771
19,350	Compass Group Catering & Support Services	341,279
11,970	WH Smith Newsprint, Books & General Stationery Retailer	312,549
		1,824,749
	Germany — 9.2%
15,900	Wirecard (a) Online Payment Processing & Risk Management	602,484
96,440	Telefonica Deutschland Mobile & Fixed-line Communications in Germany	522,468
3,860	MTU Aero Engines Airplane Engine Components & Services	370,226
		1,495,178
	Switzerland — 6.4%
1,702	Partners Group Private Markets Asset Management	684,127
930	Geberit Plumbing Systems	347,511
		1,031,638
	Denmark — 5.1%
18,580	Novozymes Industrial Enzymes	835,298

	France — 4.8%
13,500	Eutelsat Fixed Satellite Services	436,117
2,810	Essilor International Eyeglass Lenses	347,089
		783,206
	Sweden — 4.4%
10,760	Hennes & Mauritz Discount Fashion Retailer	358,788
8,950	Hexagon Design, Measurement & Visualization Software & Equipment	348,376
		707,164
	Ireland — 2.1%
20,980	Ryanair European Low Cost Airline	338,163

	Spain — 1.9%
59,730	Distribuidora Internacional de Alimentación Discount Retailer in Spain & Latin America	310,336
	Total Europe	7,325,732

	Asia — 30.0%
	Japan — 18.8%
32,300	Aeon Mall Suburban Shopping Mall Developer, Owner & Operator	477,884
17,900	KDDI Mobile & Fixed Line Communication Service Provider in Japan	477,586
32,400	Sony Financial Holdings Life Insurance, Assurance & Internet Banking	414,286
6,700	FamilyMart Convenience Store Operator	347,968
9,100	Hoya Opto-electrical Components & Eyeglass Lenses	345,897
15,600	Bandai Namco Branded Toys & Related Content	340,055
22,300	Santen Pharmaceutical Specialty Pharma (Ophthalmic Medicine)	335,180
10,600	Recruit Holdings Recruitment & Media Services	323,201
		3,062,057
	Taiwan — 4.5%
5,000	Largan Precision Mobile Device Camera Lenses & Modules	387,546
155,000	Far EasTone Telecom Mobile Operator in Taiwan	347,149
		734,695
	China — 4.2%
2,490	NetEase.com - ADR Chinese Online Gaming Services	357,514
288,000	China Everbright International Municipal Waste Operator	321,619
		679,133
	Thailand — 1.9%
27,300	Airports of Thailand Airport Operator of Thailand	311,669

	Korea — 0.6%
559	CJ Corp Holding Company of Korean Consumer Conglomerate	95,577
	Total Asia	4,883,131

1

Number of Shares		Value
	Other Countries — 16.4%
	Canada — 5.8%
4,486	CCL Industries Global Label Converter	$851,433
3,390	Vermilion Energy Canadian Exploration & Production Company	99,214
		950,647
	Australia — 5.0%
38,000	Amcor Global Leader in Flexible & Rigid Packaging	417,281
91,035	IAG General Insurance Provider	388,801
		806,082
	South Africa — 4.4%
5,080	Naspers Media in Africa, China, Russia & other Emerging Markets	709,162

	United States — 1.2%
4,360	Anadarko Petroleum Worldwide Production of Oil & Gas	203,045
	Total Other Countries	2,668,936

	Latin America — 0.3%
	Uruguay — 0.3%
13,068	Union Agriculture Group (b) (c) (d) Farmland Operator in Uruguay	46,653
	Total Latin America	46,653
Total Equities (Cost: $13,080,406) — 91.8%		14,924,452	(e)

Short-Term Investments — 8.8%
1,423,189	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.25%)	1,423,189

Total Short-Term Investments (Cost: $1,423,189) — 8.8%		1,423,189

Securities Lending Collateral — 1.6%
263,663	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.20%) (f)	263,663

Total Securities Lending Collateral (Cost: $263,663) — 1.6%		263,663

Total Investments (Cost: $14,767,258)(g) — 102.2%		16,611,304	(h)

Obligation to Return Collateral for Securities Loaned — (1.6)%		(263,663)

Cash and Other Assets Less Liabilities — (0.6)%		(96,374)

Net Assets — 100.0%		$16,251,267

ADR                     American Depositary Receipts

2

> Notes to Statement of Investments

(a)                       All or a portion of this security was on loan at March 31, 2016. The total market value of securities on loan at March 31, 2016 was $253,296.

(b)                       Non-income producing security.

(c)                        Illiquid security.

(d)                       Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. This security is valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees.  At March 31, 2016, the market value of this security amounted to $46,653, which represented 0.29% of total net assets. Additional information on this security is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10 - 6/27/12	13,068	$150,000	$46,653

(e)                        On March 31, 2016, the Fund’s total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$3,062,057	18.8
Euro	2,926,883	18.0
British Pound	1,824,749	11.2
Swiss Franc	1,031,638	6.4
Canadian Dollar	950,647	5.8
Danish Krone	835,298	5.1
Australian Dollar	806,082	5.0
Other currencies less than 5% of total net assets	3,487,098	21.5
Total Equities	$14,924,452	91.8

(f)                         Investment made with cash collateral received from securities lending activity.

(g)                        At March 31, 2016, for federal income tax purposes, the cost of investments was approximately $14,767,258 and net unrealized appreciation was $1,844,046 consisting of gross unrealized appreciation of $2,633,100 and gross unrealized depreciation of $789,054.

(h)                       Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2015.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

3

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2016, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Europe	$—	$7,325,732	$—	$7,325,732
Asia	357,514	4,525,617	—	4,883,131
Other Countries	1,153,692	1,515,244	—	2,668,936
Latin America	—	—	46,653	46,653
Total Equities	1,511,206	13,366,593	46,653	14,924,452
Total Short-Term Investments	1,423,189	—	—	1,423,189
Total Securities Lending Collateral	263,663	—	—	263,663
Total Investments	$3,198,058	$13,366,593	$46,653	$16,611,304

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

Certain securities classified as Level 3 are fair valued by the Committee using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

4

Portfolio Diversification (Unaudited)

At March 31, 2016, the Fund’s portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets
> Information
Internet Related	$1,490,038	9.2
Mobile Communications	824,735	5.1
Financial Processors	602,484	3.7
Telephone & Data Services	522,468	3.2
Satellite Broadcasting & Services	436,117	2.7
Telecommunications Equipment	387,546	2.4
Business Software	348,376	2.1
Semiconductors & Related Equipment	345,897	2.1
Advertising	323,201	2.0
	5,280,862	32.5
> Consumer Goods & Services
Retail	1,717,428	10.6
Nondurables	851,433	5.2
Restaurants	341,279	2.1
Leisure Products	340,055	2.1
	3,250,195	20.0
> Industrial Goods & Services
Industrial Materials & Specialty Chemicals	1,252,579	7.7
Other Industrial Services	370,226	2.3
Construction	347,511	2.1
Waste Management	321,619	2.0
Conglomerates	95,577	0.6
	2,387,512	14.7
> Finance
Insurance	803,088	5.0
Brokerage & Money Management	684,127	4.2
	1,487,215	9.2
> Other Industries
Transportation	649,832	4.0
Real Estate	477,884	2.9
	1,127,716	6.9
> Health Care
Medical Equipment & Devices	706,860	4.3
Pharmaceuticals	335,180	2.1
	1,042,040	6.4
> Energy & Minerals
Oil & Gas Producers	302,259	1.8
Agricultural Commodities	46,653	0.3
	348,912	2.1

Total Equities:	14,924,452	91.8
Short-Term Investments:	1,423,189	8.8
Securities Lending Collateral:	263,663	1.6
Total Investments:	16,611,304	102.2

Obligation to Return Collateral for Securities Loaned:	(263,663)	(1.6)
Cash and Other Assets Less Liabilities:	(96,374)	(0.6)

Net Assets:	$16,251,267	100.0

5

Wanger Select Report

Wanger Select	Statement of Investments (Unaudited), March 31, 2016

Number of Shares		Value
	Equities — 96.4%
	Industrial Goods & Services — 29.8%
	Machinery — 15.9%
75,188	Nordson Dispensing Systems for Adhesives & Coatings	$5,717,296
107,030	Ametek Aerospace/Industrial Instruments	5,349,359
129,940	Generac (a) Standby Power Generators	4,838,966
81,450	Donaldson Industrial Air Filtration	2,599,069
21,000	Middleby (a) Manufacturer of Cooking Equipment	2,242,170
		20,746,860
	Other Industrial Services — 11.3%
207,170	LKQ (a) Alternative Auto Parts Distribution	6,614,938
93,740	Robert Half International Temporary & Permanent Staffing in Finance, Accounting & other Professions	4,366,410
75,510	Expeditors International of Washington International Freight Forwarder	3,685,643
		14,666,991
	Industrial Materials & Specialty Chemicals — 2.6%
117,876	Axalta Coating Systems (a) Leading Global Manufacturer of High Performance Coatings	3,441,979
	Total Industrial Goods & Services	38,855,830

	Consumer Goods & Services — 22.2%
	Travel — 5.1%
33,445	Vail Resorts Ski Resort Operator & Developer	4,471,596
99,100	Liberty TripAdvisor Holdings Class A (a) Holding Company for Trip Advisor	2,196,056
		6,667,652
	Nondurables — 4.1%
383,000	HRG Group (a) Holding Company	5,335,190

	Consumer Electronics — 3.5%
128,300	iRobot (a) Home Robots (Vacuums, Pool Cleaners) & Battlefield Reconnaissance Robots	4,528,990

	Restaurants — 3.4%
82,500	Papa John’s International Franchisor of Pizza Restaurants	4,470,675

	Other Durable Goods — 3.2%
120,025	Select Comfort (a) Specialty Mattresses	2,327,285
117,345	Gentex Manufacturer of Auto Parts	1,841,143
		4,168,428
	Leisure Products — 2.9%
38,500	Polaris Industries Leisure Vehicles & Related Products	3,791,480
	Total Consumer Goods & Services	28,962,415

	Information — 16.4%
	Business Software — 4.6%
38,390	Ansys (a) Simulation Software for Engineers & Designers	3,434,369
13,660	Ultimate Software (a) Human Capital Management Systems	2,643,210
		6,077,579
	Mobile Communications — 4.0%
59,865	Crown Castle International Communications Towers	5,178,323

	Cable TV — 3.7%
125,300	Liberty Global Series A (a) Cable TV Franchises Outside of the United States	4,824,050

	Computer Hardware & Related Equipment — 3.4%
76,220	Amphenol Electronic Connectors	4,407,040

	Internet Related — 0.7%
202,884	Vonage (a) Business & Consumer Internet Telephony	927,180
	Total Information	21,414,172

	Health Care — 12.2%
	Medical Supplies — 4.6%
113,400	VWR (a) Distributor of Lab Supplies	3,068,604
88,690	Cepheid (a) Molecular Diagnostics	2,958,698
		6,027,302
	Medical Equipment & Devices — 4.4%
78,142	Align Technology (a) Invisalign System to Correct Malocclusion (Crooked Teeth)	5,680,142

1

Number of Shares		Value
	Health Care Services — 2.7%
94,480	HealthSouth Inpatient Rehabilitation Facilities & Home Health Care	$3,555,282

	Biotechnology & Drug Delivery — 0.5%
8,895	Ultragenyx Pharmaceutical (a) Biotech Focused on “Ultra-Orphan” Drugs	563,143
	Total Health Care	15,825,869

	Other Industries — 9.0%
	Real Estate — 7.1%
127,077	EdR Student Housing	5,286,404
21,770	Extra Space Storage Self Storage Facilities	2,034,624
16,100	Jones Lang LaSalle Real Estate Services	1,888,852
		9,209,880
	Transportation — 1.9%
137,000	Heartland Express Regional Trucker	2,541,350
	Total Other Industries	11,751,230

	Finance — 6.1%
	Banks — 3.1%
40,000	SVB Financial Group (a) Bank to Venture Capitalists	4,082,000

	Brokerage & Money Management — 3.0%
114,160	Eaton Vance Specialty Mutual Funds	3,826,643
	Total Finance	7,908,643

	Energy & Minerals — 0.7%
	Agricultural Commodities — 0.7%
261,363	Union Agriculture Group (Uruguay) (a) (b) (c) Farmland Operator in Uruguay	933,066
	Total Energy & Minerals	933,066

Total Equities (Cost: $108,060,733) — 96.4%		125,651,225	(d)

Short-Term Investments — 3.0%
3,871,007	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.25%)	3,871,007

Total Short-Term Investments (Cost: $3,871,007) — 3.0%		3,871,007

Total Investments (Cost: $111,931,740)(e) — 99.4%		129,522,232	(f)

Cash and Other Assets Less Liabilities — 0.6%		742,877

Net Assets — 100.0%		$130,265,109

2

> Notes to Statement of Investments

(a)                       Non-income producing security.

(b)                       Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. This security is valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees.  At March 31, 2016, the market value of this security amounted to $933,066, which represented 0.72% of total net assets. Additional information on this security is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10 - 6/27/12	261,363	$2,999,999	$933,066

(c)                        Illiquid security.

(d)                       On March 31, 2016, the market value of foreign securities represented 0.72% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Uruguay	$933,066	0.72

(e)                        At March 31, 2016, for federal income tax purposes, the cost of investments was approximately $111,931,740 and net unrealized appreciation was $17,590,492 consisting of gross unrealized appreciation of $21,792,008 and gross unrealized depreciation of $4,201,516.

(f)                         Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2015.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in

3

default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2016, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Industrial Goods & Services	$38,855,830	$—	$—	$38,855,830
Consumer Goods & Services	28,962,415	—	—	28,962,415
Information	21,414,172	—	—	21,414,172
Health Care	15,825,869	—	—	15,825,869
Other Industries	11,751,230	—	—	11,751,230
Finance	7,908,643	—	—	7,908,643
Energy & Minerals	—	—	933,066	933,066
Total Equities	124,718,159	—	933,066	125,651,225
Total Short-Term Investments	3,871,007	—	—	3,871,007
Total Investments	$128,589,166	$—	$933,066	$129,522,232

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

4

Wanger USA Report

Wanger USA	Statement of Investments (Unaudited), March 31, 2016

Number of Shares		Value
	Equities — 95.3%
	Information — 25.0%
	Business Software — 9.0%
105,877	Ansys (a) Simulation Software for Engineers & Designers	$9,471,756
123,310	Guidewire (a) Software for Global Property & Casualty Insurance Carriers	6,717,929
165,892	DemandWare (a) E-Commerce Website Platform for Retailers & Apparel Manufacturers	6,486,377
113,547	Manhattan Associates (a) Supply Chain Management Software & Services	6,457,418
300,952	NIC Government Web Portal Development & Management Outsourcing	5,426,164
116,821	SPS Commerce (a) Supply Chain Management Software Delivered via the Web	5,016,294
37,000	Tyler Technologies (a) Financial, Tax, Court & Document Management Systems for Local Governments	4,758,570
67,318	NetSuite (a) Enterprise Software Delivered via the Web	4,610,610
213,970	Cvent (a) Software for Corporate Event Planners & Marketing Platform for Hotels	4,578,958
123,141	Q2 Holdings (a) Online & Mobile Banking Software	2,960,310
		56,484,386
	Computer Services — 4.6%
183,249	ExlService Holdings (a) Business Process Outsourcing	9,492,298
278,436	WNS - ADR (a) Offshore Business Process Outsourcing Services	8,531,279
103,444	J2 Global Communications Communication Technology & Digital Media	6,370,082
121,641	Virtusa (a) Offshore IT Outsourcing	4,556,672
		28,950,331
	Instrumentation — 3.2%
35,368	Mettler-Toledo International (a) Laboratory Equipment	12,193,472
80,726	IPG Photonics (a) Fiber Lasers	7,756,154
		19,949,626
	Semiconductors & Related Equipment — 2.1%
102,653	Monolithic Power Systems High Performance Analog & Mixed Signal Integrated Circuits	6,532,837
51,440	Littelfuse Little Fuses	6,332,778
366,204	Rubicon Technology (a) (b) Producer of Sapphire for the Lighting, Electronics & Automotive Industries	267,329
		13,132,944
	Financial Processors — 1.7%
88,357	Global Payments Credit Card Processor	5,769,712
142,996	CoreLogic (a) Data Processing Services for Real Estate, Insurance & Mortgages	4,961,961
		10,731,673
	Business Information & Marketing Services — 1.5%
95,586	Corporate Executive Board Best Practices Advisory & HR Solutions/Analytics	6,187,282
205,101	Navigant Consulting (a) Financial Consulting Firm	3,242,647
		9,429,929
	Telephone & Data Services — 1.4%
701,353	Lumos Networks (a) Telephone & Fiber Optic Data Services	9,005,373

	Computer Hardware & Related Equipment — 0.9%
98,182	Rogers (a) Printed Circuit Materials & High Performance Foams	5,878,156

	Telecommunications Equipment — 0.6%
229,398	CalAmp (a) Machine-to-machine Communications	4,113,106
	Total Information	157,675,524

	Health Care — 18.9%
	Health Care Services — 6.8%
268,460	HealthSouth Inpatient Rehabilitation Facilities & Home Health Care	10,102,150
274,195	AMN Healthcare Services (a) Temporary Healthcare Staffing	9,215,694
217,619	Medidata Solutions (a) Cloud-based Software for Drug Studies	8,424,031
119,276	Mednax (a) Physician Management for Pediatric & Anesthesia Practices	7,707,615
127,000	Healthcare Services Group Outsourced Services to Long-Term Care Industry	4,674,870

1

Number of Shares		Value
	Health Care Services — 6.8% (cont)
62,369	TeamHealth (a) Healthcare Professionals Outsourcing	$2,607,648
		42,732,008
	Biotechnology & Drug Delivery — 4.7%
205,107	Seattle Genetics (a) Antibody-based Therapies for Cancer	7,197,205
65,162	Ligand Pharmaceuticals (a) Royalties from Licensing Drug Delivery Technology	6,978,198
251,000	Repligen (a) Supplier to Biopharma Industry	6,731,820
56,265	Ultragenyx Pharmaceutical (a) Biotech Focused on “Ultra-Orphan” Drugs	3,562,137
97,486	Sarepta Therapeutics (a) Biotech Focused on Rare Diseases	1,902,927
42,679	Agios Pharmaceuticals (a) (b) Biotech Focused on Cancer & Orphan Diseases	1,732,767
12,557	Intercept Pharmaceuticals (a) (b) Biotech Developing Drugs for Several Diseases	1,613,198
		29,718,252
	Medical Supplies — 3.8%
383,873	VWR (a) Distributor of Lab Supplies	10,387,603
75,292	Bio-Techne Maker of Consumables & Systems for the Life Science Market	7,116,600
98,000	West Pharmaceutical Services Components & Systems for Injectable Drug Delivery	6,793,360
		24,297,563
	Medical Equipment & Devices — 2.2%
298,601	ZELTIQ Aesthetics (a) Systems & Consumables for Aesthetics	8,110,003
57,000	Abiomed (a) Medical Devices for Cardiac Conditions	5,404,170
22,237	LMAT Medical Devices for Peripheral Vascular Disease	345,119
		13,859,292
	Pharmaceuticals — 1.4%
118,570	Cambrex (a) Application Program Interface for Small Molecule Drugs	5,217,080
150,366	Akorn (a) Developer, Manufacturer & Distributor of Specialty Generic Drugs	3,538,112
		8,755,192
	Total Health Care	119,362,307

	Industrial Goods & Services — 18.6%
	Machinery — 11.9%
182,159	Toro Turf Maintenance Equipment	15,687,533
228,968	ESCO Technologies Industrial Filtration & Advanced Measurement Equipment	8,925,173
159,003	HEICO FAA-approved Aircraft Replacement Parts	7,568,543
64,351	Middleby (a) Manufacturer of Cooking Equipment	6,870,756
120,703	Dorman Products (a) Aftermarket Auto Parts Distributor	6,568,657
188,667	Donaldson Industrial Air Filtration	6,020,364
144,243	Oshkosh Corporation Specialty Truck Manufacturer	5,895,211
119,030	Moog (a) Motion Control Products for Aerospace, Defense & Industrial Markets	5,437,290
89,725	Ametek Aerospace/Industrial Instruments	4,484,456
53,995	Nordson Dispensing Systems for Adhesives & Coatings	4,105,780
82,415	Generac (a) Standby Power Generators	3,069,135
		74,632,898
	Outsourcing Services — 3.7%
42,461	CoStar Group (a) Commercial Real Estate Data Aggregator & Web Marketing for Retail Landlords	7,989,886
154,312	ServiceMaster (a) Pest & Termite Control, Home Warranty & other Home Services	5,814,476
110,031	Maximus Outsourcer for Government Program Administration	5,792,032
137,547	Korn/Ferry International Executive Search & Corporate Leadership/Talent Consulting	3,891,205
		23,487,599
	Industrial Materials & Specialty Chemicals — 2.3%
223,777	Drew Industries RV & Manufactured Home Components	14,424,665

2

Number of Shares		Value
	Construction — 0.7%
453,233	PGT (a) Wind Resistant Windows & Doors	$4,459,813
	Total Industrial Goods & Services	117,004,975

	Consumer Goods & Services — 17.6%
	Other Durable Goods — 4.0%
130,630	Cavco Industries (a) Manufactured Homes	12,208,680
167,698	Gentherm (a) Climate Control Systems for Car Seats, Mattresses & Other	6,974,560
396,510	Gentex Manufacturer of Auto Parts	6,221,242
		25,404,482
	Restaurants — 3.8%
158,368	Papa John’s International Franchisor of Pizza Restaurants	8,581,962
144,197	Texas Roadhouse Rural-focused Full Service Steakhouse	6,284,105
121,396	Zoës Kitchen (a) Fast, Casual Mediterranean Food	4,733,230
130,510	Fiesta Restaurant Group (a) Owner/Operator of Two Restaurant Chains: Pollo Tropical & Taco Cabana	4,278,118
		23,877,415
	Travel — 3.1%
62,731	Vail Resorts Ski Resort Operator & Developer	8,387,135
146,718	Choice Hotels Franchisor of Budget Hotel Brands	7,930,108
156,523	Liberty TripAdvisor Holdings Class A (a) Holding Company for Trip Advisor	3,468,549
		19,785,792
	Retail — 1.7%
171,982	Cato Women’s Apparel Retailing, Focusing on Private Labels & Low Prices	6,629,906
92,617	Five Below (a) Low-price Specialty Retailer Targeting Pre-teens, Teens & Parents	3,828,787
		10,458,693
	Other Consumer Services — 1.4%
83,085	Unifirst Uniform Rental	9,066,235

	Leisure Products — 1.4%
177,447	Brunswick Corp Boats, Engines, Exercise & Bowling Equipment	8,513,907

	Furniture & Textiles — 0.9%
263,211	Knoll Office & Residential Furniture	5,698,518

	Consumer Goods Distribution — 0.8%
54,923	Pool Swimming Pool Supplies & Equipment Distributor	4,818,944

	Consumer Electronics — 0.5%
94,759	iRobot (a) Home Robots (Vacuums, Pool Cleaners) & Battlefield Reconnaissance Robots	3,344,993
	Total Consumer Goods & Services	110,968,979

	Finance — 9.7%
	Banks — 5.4%
83,095	SVB Financial Group (a) Bank to Venture Capitalists	8,479,845
139,666	Lakeland Financial Indiana Bank	6,393,909
350,056	Associated Banc-Corp Midwest Bank	6,280,005
190,978	MB Financial Chicago Bank	6,197,236
135,081	Sandy Spring Bancorp Baltimore & Washington, D.C. Bank	3,759,304
145,076	First Busey Illinois Bank	2,971,156
		34,081,455
	Brokerage & Money Management — 3.2%
72,085	MarketAxess Bond Exchange	8,998,371
261,817	Virtu Financial High Speed Trader	5,788,774
124,266	SEI Investments Mutual Fund Administration & Investment Management	5,349,651
		20,136,796
	Insurance — 0.6%
114,935	Allied World Assurance Company Holdings Commercial Lines Insurance/Reinsurance	4,015,829

	Savings & Loans — 0.5%
146,928	LegacyTexas Texas Thrift	2,887,135
	Total Finance	61,121,215

3

Number of Shares		Value
	Other Industries — 2.8%
	Real Estate — 2.3%
248,300	Colliers International Group Real Estate Services	$9,400,638
55,704	Extra Space Storage Self Storage Facilities	5,206,096
		14,606,734
	Transportation — 0.5%
154,684	Heartland Express Regional Trucker	2,869,388
	Total Other Industries	17,476,122

	Energy & Minerals — 2.7%
	Oil & Gas Producers — 1.8%
99,890	PDC Energy (a) Oil & Gas Producer in the United States	5,938,460
174,204	Carrizo Oil & Gas (a) Oil & Gas Producer	5,386,388
		11,324,848
	Mining — 0.9%
49,588	Core Labs (Netherlands) Oil & Gas Reservoir Consulting	5,574,187
	Total Energy & Minerals	16,899,035

Total Equities (Cost: $453,238,019) — 95.3%		600,508,157	(c)

Short-Term Investments — 4.5%
27,934,757	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.15%)	27,934,757

Total Short-Term Investments (Cost: $27,934,757) — 4.5%		27,934,757

Securities Lending Collateral — 0.4%
2,517,396	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.20%) (d)	2,517,396

Total Securities Lending Collateral (Cost: $2,517,396) — 0.4%		2,517,396

Total Investments (Cost: $483,690,172)(e) — 100.2%		630,960,310	(f)

Obligation to Return Collateral for Securities Loaned — (0.4)%		(2,517,396)

Cash and Other Assets Less Liabilities — 0.2%		1,484,962

Net Assets — 100.0%		$629,927,876

ADR                     American Depositary Receipts

4

> Notes to Statement of Investments

(a)                       Non-income producing security.

(b)                       All or a portion of this security was on loan at March 31, 2016. The total market value of securities on loan at March 31, 2016 was $2,562,697.

(c)                        On March 31, 2016, the market value of foreign securities represented 0.88% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Netherlands	$5,574,187	0.88

(d)                       Investment made with cash collateral received from securities lending activity.

(e)                        At March 31, 2016, for federal income tax purposes, the cost of investments was approximately $483,690,172 and net unrealized appreciation was $147,270,138 consisting of gross unrealized appreciation of $160,428,455 and gross unrealized depreciation of $13,158,317.

(f)                         Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2015.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

5

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2016, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$157,675,524	$—	$—	$157,675,524
Health Care	119,362,307	—	—	119,362,307
Industrial Goods & Services	117,004,975	—	—	117,004,975
Consumer Goods & Services	110,968,979	—	—	110,968,979
Finance	61,121,215	—	—	61,121,215
Other Industries	17,476,122	—	—	17,476,122
Energy & Minerals	16,899,035	—	—	16,899,035
Total Equities	600,508,157	—	—	600,508,157
Total Short-Term Investments	27,934,757	—	—	27,934,757
Total Securities Lending Collateral	2,517,396	—	—	2,517,396
Total Investments	$630,960,310	$—	$—	$630,960,310

There were no transfers of financial assets between levels during the period.

6

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President

Date	May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President

Date	May 19, 2016

By (Signature and Title)	/s/ John M. Kunka
John M. Kunka, Treasurer

Date	May 19, 2016